Financial Assets at Fair Value Through Other Comprehensive Income - Additional Information (Detail) Bonds in Thousands, $ in Thousands, $ in Thousands	1 Months Ended
	Jun. 30, 2016 TWD ($) Bonds	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Financial assets at fair value through other comprehensive income [line items]
Unsecured subordinate corporate bonds amount		$ 247,754	$ 7,583,761	$ 1,642,840
Unsecured subordinate corporate bonds [member]
Financial assets at fair value through other comprehensive income [line items]
Unsecured subordinate corporate bonds amount | $	$ 1,000,000			$ 1,000,000
Number of bonds acquired | Bonds	1,000
Corporate bonds annual interest rate	3.50%
Effective interest rate		3.20%	3.20%	3.20%